Financial instruments - Derivative Financial Instruments Designated as Cash Flow Hedge, Effect on Statement of Operations (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Fair Value Disclosures [Abstract]
Effective portion of cash flow hedge	$ (128,838)	$ (97,103)
Amortization of cash flow hedge	(12,180)	(2,132)
Amounts reclassified from AOCI	46,723	44,904
OCI attributable to shareholders of AQN	$ (94,295)	$ (54,331)